Shareholder Report, Line Graph (Details) 74200166400_Franklin Dynamic Asset Allocation Equity Fund_Class P_TSR Annual {Class P} - USD ($)											12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2026
Class P
Account Value [Line Items]
Line Graph and Table Measure Name											Class P
Accumulated Value	$ 27,909	$ 24,504	$ 18,770	$ 18,144	$ 19,429	$ 13,589	$ 12,866	$ 13,324	$ 11,709	$ 10,000	$ 36,162
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	31,578	27,916	21,880	21,444	22,264	15,471	13,880	13,542	11,769	10,000	$ 40,876
Putnam Equity Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Equity Blended Index
Accumulated Value	$ 28,217	$ 24,884	$ 19,917	$ 19,575	$ 20,812	$ 14,512	$ 13,473	$ 13,436	$ 11,815	$ 10,000	$ 36,725